PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 3,475,100	$ 2,376,170
Accumulated depreciation	(1,061,281)	(908,888)
Property, plant and equipment, excluding construction in process, net	2,413,819	1,467,282
Construction in process	674,623	359,361
Property, plant and equipment, net	3,088,442	1,826,643
Depreciation expense	287,130	225,351	$ 266,956
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	978,924	764,577
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	44,275	30,896
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	2,213,281	1,470,957
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	178,455	58,928
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	14,768	11,527
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 45,397	$ 39,285